Cash and Cash Equivalents - Disclosure Of Detailed Information About Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	€ 97	€ 3
Banks and other credit institutions	2,738	13,336
Banks and other credit institutions, foreign currency	1,328	6,412
Other cash equivalents	283	285
Total	€ 4,446	€ 20,036	€ 101,158	€ 83,308